UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-04581

CORNERCAP GROUP OF FUNDS
(Exact name of registrant as specified in charter)

The Peachtree, Suite 1700, 1355 Peachtree Street NE, Atlanta, Georgia		30309
(Address of principal executive offices)		(Zip code)

ALPS Fund Services, Inc. 1290 Broadway, Suite 1100, Denver, Colorado 80203
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(404) 870-0700

Date of fiscal year end:	March 31

Date of reporting period:	October 1 – December 31, 2009

Item 1.  Schedule of Investments.

SCHEDULE of INVESTMENTS (Unaudited)	December 31, 2009
CORNERCAP SMALL-CAP VALUE FUND

	Shares	Value
COMMON STOCKS (99.0%)
Aerospace & Defense (2.5%)
Esterline Technologies Corp.(a)	9,360	$381,607

Apparel (2.9%)
Deckers Outdoor Corp.(a)	4,320	439,430

Banks (2.0%)
Wilmington Trust Corp.	24,900	307,266

Building Products (1.9%)
Apogee Enterprises, Inc.	20,800	291,200

Chemicals (7.2%)
CF Industries Holdings, Inc.	3,950	358,581
Hawkins, Inc.	15,120	330,070
Olin Corp.	23,310	408,391
		1,097,042
Coal (2.2%)
Alpha Natural Resources, Inc.(a)	7,780	337,496

Diversified Financial Services (4.6%)
First Financial Holdings, Inc.	25,570	332,154
Knight Capital Group, Inc.(a)	23,150	356,510
		688,664
Diversified Machinery (5.7%)
Chart Industries, Inc.(a)	13,960	231,038
Crane Co.	11,165	341,873
Wabtec Corp.	7,000	285,880
		858,791
Electronic Equipment & Instruments (7.0%)
Fushi Copperweld, Inc.(a)	34,760	351,771
Mettler-Toledo International, Inc.(a)	3,410	358,016
TTM Technologies, Inc.(a)	31,000	357,430
		1,067,217
Engineering & Construction (2.5%)
EMCOR Group, Inc.(a)	13,900	373,910

Forest Products & Paper (1.9%)
Buckeye Technologies, Inc.(a)	29,280	285,773

Gas (2.2%)
Nicor, Inc.	7,850	330,485

Health Care Products (2.7%)
Hill-Rom Holdings, Inc.	17,170	411,909

Health Care Providers & Services (9.9%)
Almost Family, Inc.(a)	8,740	345,492
Coventry Health Care, Inc.(a)	16,390	398,113
Kinetic Concepts, Inc.(a)	10,380	390,807
Lincare Holdings, Inc.(a)	10,050	373,056
		1,507,468
Insurance (8.7%)
Hallmark Financial Services, Inc.(a)	39,970	318,161

HCC Insurance Holdings, Inc.	13,037	364,645
The Navigators Group, Inc.(a)	6,160	290,198
Seabright Insurance Holdings(a)	30,590	351,479
		1,324,483
Miscellaneous Manufacturers (4.4%)
AZZ, Inc.(a)	10,200	333,540
EnPro Industries, Inc.(a)	12,420	328,012
		661,552
Oil & Gas (6.5%)
Helmerich & Payne, Inc.	9,020	359,718
Tesoro Corp.	22,190	300,674
Unit Corp.(a)	7,760	329,800
		990,192
Oil & Gas Services (4.7%)
Cal Dive International, Inc.(a)	44,620	337,327
Oceaneering International, Inc.(a)	6,390	373,943
		711,270
Retail (8.2%)
Casey’s General Stores, Inc.	10,950	349,524
Fred’s, Inc.	24,140	246,228
Regis Corp.	21,200	330,084
Ruby Tuesday, Inc.(a)	43,640	314,208
		1,240,044
Savings & Loans (2.3%)
Astoria Financial Corp.	27,830	345,927

Telecommunications (6.6%)
CommScope, Inc.(a)	11,000	291,830
Sierra Wireless, Inc.(a)	36,720	389,232
Syniverse Holdings, Inc.(a)	18,650	326,002
		1,007,064
Wholesale Distribution (2.4%)
Core-Mark Holding Co., Inc(a)	11,060	364,538

Total Common Stocks (Cost $12,157,121)		15,023,328

SHORT TERM INVESTMENT (1.1%)

Federated Treasury Obligation Money Market Fund, 7 Day Yield 0.013%	160,217	160,217

Total Short Term Investment (Cost $160,217)		160,217

Total Investments (Cost $12,317,338) (100.1%)		15,183,545

Total Liabilities In Excess Of Other Assets (-0.1%)		(12,448)

Net Assets (100.0%)		$15,171,097

(a) Non Income Producing Security.

See Notes to Quarterly Schedule of Investments.

SCHEDULE of INVESTMENTS (Unaudited)	December 31, 2009
CORNERCAP BALANCED FUND

	Shares	Value
COMMON STOCKS (61.0%)
Aerospace & Defense (2.5%)
Goodrich Corp.	3,130	$201,103
Raytheon Co.	3,350	172,592
		373,695
Agriculture (2.4%)
Archer-Daniels-Midland Co.	5,700	178,467
Reynolds American, Inc.	3,600	190,692
		369,159
Apparel (3.4%)
Coach, Inc.	7,400	270,322
VF Corp.	3,300	241,692
		512,014
Banks (1.1%)
JPMorgan Chase & Co.	3,850	160,429

Biotechnology (1.5%)
Amgen, Inc.(a)	4,000	226,280

Chemicals (1.3%)
FMC Corp.	3,500	195,160

Commercial Services & Supplies (3.1%)
Apollo Group, Inc.(a)	2,250	136,305
Convergys Corp.(a)	14,180	152,435
R.R. Donnelley & Sons Co.	8,290	184,618
		473,358
Computers (3.0%)
Computer Sciences Corp.(a)	3,550	204,232
Western Digital Corp.(a)	5,840	257,836
		462,068
Electric (2.2%)
NRG Energy, Inc.(a)	7,500	177,075
Public Service Enterprise Group, Inc.	4,650	154,612
		331,687
Electronic Equipment & Instruments (1.8%)
Arrow Electronics, Inc.(a)	9,310	275,669

Electronics (2.9%)
Avnet, Inc.(a)	8,740	263,598
Flextronics International Ltd.(a)	24,290	177,560
		441,158
Food & Staples Retailing (0.9%)
The Kroger Co.	6,800	139,604

Health Care Providers & Services (4.0%)
Aetna, Inc.	5,650	179,105
Cigna Corp.	6,830	240,894
UnitedHealth Group, Inc.	5,940	181,051
		601,050
Home Appliances (1.9%)
Whirlpool Corp.	3,500	282,310

Household Products (1.2%)
Kimberly-Clark Corp.	2,850	181,574

Insurance (6.1%)
Everest Re Group Ltd.	2,550	218,484
Lincoln National Corp.	8,750	217,700
PartnerRe Ltd.	3,500	261,310
The Travelers Cos., Inc.	4,550	226,863
		924,357
Iron & Steel (1.8%)
Cliffs Natural Resources, Inc.	5,800	267,322

Medical Technology (1.3%)
Medtronic, Inc.	4,500	197,910

Mining (1.4%)
Joy Global, Inc.	4,120	212,551

Oil & Gas (9.6%)
ConocoPhillips	3,320	169,552
Diamond Offshore Drilling, Inc.	2,200	216,524
ENSCO International, Inc.	5,810	232,051
Marathon Oil Corp.	6,530	203,867
National Oilwell Varco, Inc.	6,700	295,403
Transocean Ltd.(a)	2,500	207,000
Valero Energy Corp.	7,350	123,113
		1,447,510
Packaging & Containers (1.2%)
Pactiv Corp.(a)	7,300	176,222

Pharmaceuticals (2.0%)
Cardinal Health, Inc.	4,100	132,184
Pfizer, Inc.	9,050	164,620
		296,804
Retail (0.9%)
Darden Restaurants, Inc.	3,800	133,266

Telecommunications (2.1%)
AT&T, Inc.	5,500	154,165
CenturyTel, Inc.	4,750	171,998
		326,163
Toys, Games, & Hobbies (1.4%)
Mattel, Inc.	10,400	207,792

Total Common Stocks (Cost $7,236,888)		9,215,112

	Principal
	Amount
CORPORATE BONDS (17.7%)
Auto Manufacturers (0.8%)
General Motors Liquidation Co.,
7.200%, 01/15/2011(a)(b)	$420,000	113,400

Banks (2.1%)
Citigroup, Inc.,
7.250%, 10/01/2010	165,000	170,956
5.000%, 09/15/2014	150,000	144,604
		315,560
Chemicals (0.7%)
E.I. du Pont de Nemours & Co.,
4.125%, 04/30/2010	100,000	101,343

Diversified Financial Services (2.6%)
Allstate Life Global Funding Trusts,
4.250%, 02/26/2010	100,000	100,452
Lehman Brothers Holdings, Inc.,
6.625%, 01/18/2012(a)(b)	150,000	29,250
Toyota Motor Credit Corp.,
5.450%, 05/18/2011	150,000	158,294
Wells Fargo Financial,
5.500%, 08/01/2012	100,000	107,033
		395,029
Diversified Investments (1.0%)
General Electric Capital,
5.450%, 01/15/2013	140,000	148,832

Health Care Products (1.0%)
Johnson & Johnson,
3.800%, 05/15/2013	150,000	157,960

Investment Companies (4.3%)
Berkshire Hathaway, Inc.,
4.625%, 10/15/2013	100,000	106,609
Credit Suisse USA,
5.375%, 03/02/2016	250,000	261,623
Goldman Sachs Group, Inc.,
5.125%, 01/15/2015	170,000	178,628
Morgan Stanley,
5.050%, 01/21/2011	100,000	103,719
		650,579
Pharmaceuticals (1.2%)
Eli Lilly & Co.,
6.000%, 03/15/2012	160,000	174,756

Retail (2.1%)
Home Depot, Inc.,
4.625%, 08/15/2010	100,000	102,371
Procter & Gamble Co.,
4.950%, 08/15/2014	200,000	217,598
		319,969
Telecommunications (1.9%)
BellSouth Corp.,
6.000%, 10/15/2011	150,000	162,197
Verizon VA, Inc.,
4.625%, 03/15/2013	125,000	129,807
		292,004

Total Corporate Bonds (Amortized Cost $2,843,527)		2,669,432

MUNICIPAL BONDS (1.9%)
North Dakota (0.9%)
Grand Forks ND, Build America Revenue Bonds,
4.500%, 09/01/2019	150,000	144,934

Texas (1.0%)
County of Galveston TX, Build America General Obligation Bonds,
4.200%, 02/01/2017	150,000	148,580

Total Municipal Bonds (Amortized Cost $303,153)		293,514

U.S. GOVERNMENT & AGENCY OBLIGATIONS (12.4%)
Federal Farm Credit Bank (1.1%)
FFCB, 4.875%, 09/24/2014	150,000	163,122

Federal Home Loan Mortgage Corp (1.1%)
FHLMC, 4.500%, 01/15/2015	150,000	161,197

Federal National Mortgage Association (1.0%)
FNMA, 7.125%, 06/15/2010	150,000	154,670

U.S. Treasury (9.2%)
U.S. Treasury Inflation Indexed Bonds,
1.875%, 07/15/2015	166,704	175,651
2.625%, 07/15/2017	156,452	172,060
1.625%, 01/15/2018	154,779	158,443
2.125%, 01/15/2019	151,029	160,162
U.S. Treasury Notes,
5.000%, 02/15/2011	100,000	104,801
4.875%, 02/15/2012	280,000	301,285
4.250%, 08/15/2013	150,000	161,859
4.000%, 02/15/2014	155,000	165,741
		1,400,002

Total U.S. Government & Agency Obligations (Amortized Cost $1,768,966)		1,878,991

	Shares
SHORT TERM INVESTMENT (6.6%)

Federal Treasury Obligation Money Market Fund, 7 Day Yield 0.013%	999,202	999,202

Total Short Term Investment (Cost $999,202)		999,202

Total Investments (Cost $13,151,736) (99.6%)		15,056,251

Total Assets In Excess Of Other Liabilities (0.4%)		56,208

Net Assets (100.0%)		$15,112,459

(a) Non Income Producing Security.

(b) Security is in default.

See Notes to Quarterly Schedule of Investments.

SCHEDULE of INVESTMENTS (Unaudited)	December 31, 2009
CORNERCAP CONTRARIAN FUND

	Shares	Value
COMMON STOCKS (99.0%)
Advertising (1.3%)
Harte-Hanks, Inc.	2,040	$21,991
inVentiv Health, Inc.(a)	1,475	23,851
		45,842
Aerospace & Defense (3.0%)
General Dynamics Corp.	335	22,837
Goodrich Corp.	475	30,519
National Presto Industries, Inc.	260	28,400
Triumph Group, Inc.	615	29,673
		111,429
Agriculture (0.7%)
Reynolds American, Inc.	460	24,366

Airlines (0.6%)
Allegiant Travel Co.(a)	430	20,283

Apparel (1.8%)
Coach, Inc.	655	23,927
Deckers Outdoor Corp.(a)	225	22,887
True Religion Apparel, Inc.(a)	1,140	21,079
		67,893
Auto Parts & Equipment (1.5%)
ATC Technology Corp.(a)	985	23,492
Cooper Tire & Rubber Co.	1,095	21,954
Spartan Motors, Inc.	2,015	11,344
		56,790
Banks (1.8%)
Camden National Corp.	725	23,707
Oriental Financial Group, Inc.	2,010	21,708
Southside Bancshares, Inc.	1,066	20,910
		66,325
Beverages (0.8%)
Constellation Brands, Inc. - Class A(a)	1,755	27,957

Biotechnology (1.0%)
Amgen, Inc.(a)	330	18,668
Cambrex Corp.(a)	3,405	19,000
		37,668
Building Products (0.6%)
Apogee Enterprises, Inc.	1,690	23,660

Chemicals (3.9%)
CF Industries Holdings, Inc.	300	27,234
FMC Corp.	400	22,304
Hawkins, Inc.	860	18,774
HB Fuller Co.	980	22,295
Innophos Holdings, Inc.	975	22,415
NewMarket Corp.	260	29,840
		142,862
Commercial Services & Supplies (4.2%)
Apollo Group, Inc.(a)	265	16,054
Bridgepoint Education, Inc.(a)	1,305	19,601
Equifax, Inc.	605	18,689
Pre-Paid Legal Services, Inc.(a)	430	17,664

Rent-A-Center, Inc.(a)	1,231	21,813
Steiner Leisure Ltd.(a)	560	22,266
TeleTech Holdings, Inc.(a)	1,040	20,831
Total System Services, Inc.	1,145	19,774
		156,692
Computers (3.8%)
Computer Sciences Corp.(a)	380	21,861
Dynamics Research Corp.(a)	1,610	17,082
Hewlett-Packard Co.	615	31,679
International Business Machines Corp.	190	24,871
Lexmark International, Inc.(a)	770	20,005
Western Digital Corp.(a)	543	23,973
		139,471
Diversified Financial Services (3.0%)
Encore Capital Group, Inc.(a)	1,225	21,315
Investment Technology Group, Inc.(a)	545	10,737
National Financial Partners Corp.(a)	3,045	24,634
Nelnet, Inc.	1,640	28,257
World Acceptance Corp.(a)	683	24,472
		109,415
Diversified Machinery (0.5%)
Chart Industries, Inc.(a)	1,125	18,619

Electric (2.5%)
CMS Energy Corp.	1,255	19,654
Dominion Resources, Inc.	585	22,768
DPL, Inc.	665	18,354
Exelon Corp.	330	16,127
NRG Energy, Inc.(a)	675	15,937
		92,840
Electrical Equipment & Instruments (1.3%)
Energizer Holdings, Inc.(a)	380	23,286
Fushi Copperweld, Inc.(a)	2,330	23,580
		46,866
Electronics (2.1%)
LaBarge, Inc.(a)	2,020	24,341
Multi-Fineline Electronix, Inc.(a)	935	26,526
Spectrum Control, Inc.(a)	2,680	25,380
		76,247
Engineering & Construction (2.8%)
EMCOR Group, Inc.(a)	860	23,134
Foster Wheeler AG(a)	695	20,461
Michael Baker Corp.(a)	490	20,286
Tutor Perini Corp.(a)	905	16,362
VSE Corp.	540	24,343
		104,586
Entertainment (0.7%)
Speedway Motorsports, Inc.	1,480	26,078

Food (1.5%)
American Italian Pasta Co.(a)	565	19,656
Chiquita Brands International, Inc.(a)	1,240	22,370
Dean Foods Co.(a)	790	14,252
		56,278
Food & Staples Retailing (2.7%)
BJ’s Wholesale Club, Inc.(a)	505	16,519
Cal-Maine Foods, Inc.	595	20,278
Fresh Del Monte Produce, Inc.(a)	833	18,409
The Kroger Co.	800	16,424
Safeway, Inc.	700	14,903

Spartan Stores, Inc.	980	14,004
		100,537
Forest Products & Paper (1.8%)
Boise, Inc.(a)	3,985	21,160
Buckeye Technologies, Inc.(a)	2,235	21,814
Clearwater Paper Corp.(a)	420	23,087
		66,061
Hand & Machine Tools (0.6%)
K-Tron International, Inc.(a)	215	23,379

Health Care Providers & Services (5.5%)
Amedisys, Inc.(a)	530	25,737
Centene Corp.(a)	980	20,747
Cigna Corp.	750	26,452
Community Health Systems, Inc.(a)	670	23,852
Humana, Inc.(a)	595	26,115
Kinetic Concepts, Inc.(a)	665	25,037
LifePoint Hospitals, Inc.(a)	1,035	33,648
Universal Health Services, Inc.	690	21,045
		202,633
Home Builders (0.7%)
NVR, Inc.(a)	35	24,875

Home Furnishings (0.6%)
Tempur-Pedic International, Inc.(a)	980	23,157

Household Durables (0.7%)
Helen of Troy Ltd.(a)	995	24,338

Household Products (1.4%)
Ennis, Inc.	1,560	26,192
Jarden Corp.	850	26,274
		52,466
Insurance (8.5%)
American Physicians Service Group, Inc.	800	18,456
Amerisafe, Inc.(a)	1,235	22,193
AmTrust Financial Services, Inc.	1,755	20,744
Aspen Insurance Holdings Ltd.	790	20,106
Assurant, Inc.	475	14,003
CNA Surety Corp.(a)	1,235	18,389
Delphi Financial Group, Inc.	975	21,811
Endurance Specialty Holdings Ltd.	620	23,083
Hallmark Financial Services, Inc.(a)	3,000	23,880
PartnerRe Ltd.	290	21,651
Reinsurance Group of America, Inc.	550	26,207
Seabright Insurance Holdings(a)	2,200	25,278
Torchmark Corp.	450	19,778
Unitrin, Inc.	920	20,286
Unum Group	885	17,275
		313,140
Internet (1.2%)
Earthlink, Inc.	3,015	25,055
j2 Global Communications, Inc.(a)	1,010	20,553
		45,608
Leisure Time (0.6%)
Ambassadors Group, Inc.	1,510	20,068

Media (1.9%)
Gannett Co., Inc.	1,400	20,790
Scholastic Corp.	840	25,057
Time Warner Cable, Inc.	570	23,592
		69,439

Mining (1.3%)
Bucyrus International, Inc.	440	24,803
Joy Global, Inc.	450	23,215
		48,018
Miscellaneous Manufacturers (0.5%)
AZZ, Inc.(a)	575	18,802

Oil & Gas (4.1%)
Chevron Corp.	185	14,243
ConocoPhillips	270	13,789
Energen Corp.	500	23,400
ENSCO International, Inc.	375	14,977
National Oilwell Varco, Inc.	540	23,809
Sempra Energy	385	21,552
Stone Energy Corp.(a)	1,135	20,487
UGI Corp.	730	17,659
		149,916
Oil & Gas Services (1.1%)
Matrix Service Co.(a)	1,645	17,519
Oil States International, Inc.(a)	575	22,592
		40,111
Packaging & Containers (1.8%)
Bemis Co. Inc	750	22,238
Bway Holding Co.(a)	1,120	21,527
Pactiv Corp.(a)	950	22,933
		66,698
Pharmaceuticals (3.8%)
Eli Lilly & Co.	480	17,140
Endo Pharmaceuticals Holdings, Inc.(a)	835	17,126
Forest Laboratories, Inc.(a)	720	23,119
Herbalife Ltd.	610	24,748
McKesson Corp.	435	27,187
Omnicare, Inc.	610	14,756
Pfizer, Inc.	820	14,916
		138,992
Retail (10.2%)
Big Lots, Inc.(a)	810	23,474
Brinker International, Inc.	1,040	15,517
Cabela’s, Inc.(a)	1,575	22,459
Carrols Restaurant Group, Inc.(a)	2,605	18,417
CEC Entertainment, Inc.(a)	775	24,738
Darden Restaurants, Inc.	480	16,834
Dress Barn, Inc.(a)	1,300	30,030
The Gap, Inc.	1,435	30,063
The Gymboree Corp.(a)	675	29,356
Jos. A. Bank Clothiers, Inc.(a)	405	17,087
Kirkland’s, Inc.(a)	1,670	29,008
Lithia Motors, Inc.(a)	2,435	20,016
Nu Skin Enterprises, Inc. - Class A	1,120	30,094
PetSmart, Inc.	885	23,621
Phillips-Van Heusen Corp.	515	20,950
RadioShack Corp.	1,280	24,960
		376,624
Savings & Loans (1.1%)
First Defiance Financial Corp.	1,650	18,629
Flushing Financial Corp.	2,105	23,702
		42,331

Software (1.1%)
CSG Systems International, Inc.(a)	905	17,276
SYNNEX Corp.(a)	730	22,382
		39,658
Telecommunications (3.2%)
AT&T, Inc.	645	18,079
Black Box Corp.	785	22,247
CenturyTel, Inc.	630	22,812
Harris Corp.	490	23,300
Premiere Global Services, Inc.(a)	1,610	13,283
Syniverse Holdings, Inc.(a)	1,020	17,830
		117,551
Toys, Games, & Hobbies (0.6%)
RC2 Corp.(a)	1,530	22,567

Transportation (1.6%)
Atlas Air Worldwide Holdings, Inc.(a)	830	30,918
Tidewater, Inc.	600	28,770
		59,688
Trucking (0.8%)
Textainer Group Holdings Ltd.	1,775	29,998

Wholesale Distribution (2.2%)
Core-Mark Holding Co., Inc(a)	945	31,147
Tech Data Corp.(a)	530	24,730
WESCO International, Inc.(a)	925	24,984
		80,861

Total Common Stocks (Cost $3,148,845)		3,649,683

SHORT TERM INVESTMENT (1.0%)

Federal Treasury Obligation Money Market Fund, 7 Day Yield 0.013%	35,744	35,744

Total Short Term Investment (Cost $35,744)		35,744

Total Investments (Cost $3,184,589) (100.0%)		3,685,427

Total Liabilities In Excess Of Other Assets (-0.0%)(b)		(472)

Net Assets (100.0%)		$3,684,955

(a) Non Income Producing Security.

(b) Less than 0.05% of Total Net Assets.

Common Abbreviations:

AG – Aktiengesellshaft is a German term for public company.

See Notes to Quarterly Schedule of Investments.

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The CornerCap Group of Funds (the “Funds”) was organized on January 6, 1986 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940 as a diversified open-end management investment company. The investment objective of the Funds is to obtain capital appreciation and current income. The following is a summary of significant accounting policies followed by the Funds in the preparation of the financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A. Security Valuation — Portfolio securities that are listed on national securities exchanges or the NASDAQ National Market System are valued at the last sale price as of 4:15 p.m. Eastern time or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchanges or such System. Unlisted securities that are not included on such System are valued at the mean of the quoted bid and asked prices on the over-the-counter-market. Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by CornerCap Investment Counsel (the “Advisor”) under procedures established by and under the general supervision and responsibility of the Funds’ Board of Trustees. Short-term investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments.

B. Security Transactions Investment Income and Other — Security transactions are recorded on the trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities, using the effective interest method.

C. Federal Income Taxes — It is the policy of each Fund to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income to its shareholders. In addition, each Fund intends to pay distributions as required to avoid imposition of excise tax. Therefore, no federal income tax provision is required.

Management has concluded that the Funds did not have a liability for any unrecognized tax benefits in the accompanying financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Funds did not incur any interest or penalties. The Funds file income tax returns in the U.S. federal jurisdiction and the State of Georgia. The statute of limitations on the Funds’ federal tax return filings remains open for the years ended March 31, 2006 through March 31, 2008. The Funds’ Georgia tax return filings also remain open for the years ended March 31, 2006 through March 31, 2008. To our knowledge, there are no federal or Georgia income tax returns currently under examination.

Each of the Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

D. Distributions to Shareholders — Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gains distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions to shareholders are recorded on the ex-dividend date.

E. Accounting Estimates — In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure for contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

F. Fair Value Measurements and Disclosures — A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – Quoted prices in active markets for identical investments

Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value each Fund’s investments as of December 31, 2009.

CornerCap Balanced Fund:

Valuation Inputs	Investments in Securities	Other Financial Instruments(a)
Level 1 – Quoted Prices
Common Stocks	$9,215,112	—
Short Term Investment	999,202	—
Level 2 – Other Significant Observable Inputs
Corporate Bonds	2,669,432	—
Municipal Bonds	293,514	—
U.S. Government & Agency Obligations	1,878,991	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$15,056,251	—

CornerCap Small-Cap Value Fund:

Valuation Inputs	Investments in Securities	Other Financial Instruments(a)
Level 1 – Quoted Prices
Common Stocks	$15,023,328	—
Short Term Investment	160,217	—
Level 2 – Other Significant Observable Inputs	—	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$15,183,545	—

CornerCap Contrarian Fund:

Valuation Inputs	Investments in Securities	Other Financial Instruments(a)
Level 1 – Quoted Prices
Common Stocks	$3,649,683	—
Short Term Investment	35,744	—
Level 2 – Other Significant Observable Inputs	—	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$3,685,427	—

(a)       Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as written options, short sales, currency contracts, futures, forward contracts and swap contracts.

For the period ended December 31, 2009, the Funds did not have significant unobservable inputs (Level 3) used in determining fair value.  Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

G. New Accounting Pronouncements — In June 2009, the Financial Accounting Standards Board (FASB) issued FASB ASC 105 (formerly FASB No. Statement 168), Generally Accepted Accounting Principles, establishing the FASB Accounting Standards CodificationTM (ASC) as the source of authoritative generally accepted accounting principles (GAAP) to be applied by nongovernmental entities. FASB ASC 105 is effective for annual and interim periods ending after September 15, 2009, and the Company has updated its references to GAAP in this report in accordance with the provisions of this pronouncement. The implementation of FASB ASC 105 did not have a material effect on its financial position or results of operation.

In April 2009, the FASB issued FASB ASC 820-10-65 (formerly FASB Staff Position No. FAS 157-4), Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly. This standard applies to all assets and liabilities within the scope of accounting pronouncements that require or permit fair value measurements, with certain defined exceptions, and provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased. ASC 820-10-65 is effective for interim reporting periods ending after June 15, 2009. The implementation of ASC 820-10-65 did not have a material effect on the Company’s financial position or results of operation.

2. UNREALIZED APPRECIATION AND DEPRECIATION ON INVESTMENTS (tax basis)

The amount of net unrealized appreciation (depreciation) and the cost of investment securities for tax purpose, including short-term securities at December 31, 2009, were as follows:

	CornerCap Balanced Fund	CornerCap Small-Cap Value Fund	CornerCap Contrarian Fund
Gross appreciation (excess of value over tax cost)	$2,699,325	$3,318,455	$704,360
Gross depreciation (excess of tax cost over value)	(794,810)	(695,254)	(203,522)
Net unrealized appreciation (depreciation)	1,904,515	2,623,201	500,838
Cost of investments for income tax purposes	$13,151,736	$12,317,338	$3,184,589

Item 2.  Controls and Procedures.

(a)           The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date.

(b)           There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Separate certifications for the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CORNERCAP FUNDS

By:	/s/ Thomas E. Quinn
Thomas E. Quinn
Chief Executive Officer and
Chief Financial Officer

Date:	February 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas E. Quinn
Thomas E. Quinn
Chief Executive Officer and
Chief Financial Officer

Date:	February 26, 2010